REVENUES AND COST OF REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUES AND COST OF REVENUES

3. REVENUES AND COST OF REVENUES

The following table identifies the disaggregation of the Company’s revenues for the six months ended June 30, 2025 and 2024, respectively:

	June 30, 2025	June 30, 2024
Revenues
Electric vehicles and accessories sales	$12,091,762	$12,076,334

Software royalties	-	343
Software development and design services	-	55,991

Software royalties and development and design subtotal	-	56,334

Total revenues accounted for under ASC Topic 606	$12,091,762	$12,132,668

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Cost of electric vehicles and accessories revenues consist primarily of cost of products, labor cost, and other overhead expenses. Cost of Software development and design revenues consist primarily of raw material cost, outsourced development cost, and amortization cost of the intangible assets. The following table identifies the disaggregation of the Company’s cost of revenues for the six months ended June 30, 2025 and 2024, respectively:

	June 30, 2025	June 30, 2024
Cost of revenues
Electric vehicles and accessories	$10,149,305	$10,374,282
Software development and design services	-	394,435

Total cost of revenues	$10,149,305	$10,768,717

3. REVENUES AND COST OF REVENUES

The following table identifies the disaggregation of the Company’s revenues for the years ended December 31, 2024 and 2023, respectively:

	December 31,2024	December 31,2023	December 31,2022
Revenues
Electric vehicles and accessories sales	$21,132,121	$14,298,967	$16,930,201

Software royalties	344	236,005	376,868
Software development and design services	56,141	939,946	991,496

Software royalties and development and design subtotal	56,485	1,175,951	1,368,364

Total revenues accounted for under ASC Topic 606	$21,188,606	$15,474,918	$18,298,565

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Cost of electric vehicles and accessories revenues consist primarily of cost of products, labor cost, and other overhead expenses. Cost of Software development and design revenues consist primarily of raw material cost, outsourced development cost, and amortization cost of the intangible assets. The following table identifies the disaggregation of the Company’s cost of revenues for the years ended December 31, 2024 and 2023, respectively:

	December 31,2024	December 31,2023	December 31,2023
Cost of revenues
Electric vehicles and accessories	$18,160,407	$12,561,601	$14,689,913
Software development and design services	571,588	705,220	583,268

Total cost of revenues	$18,731,995	$13,266,821	$15,273,181